Other payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables and Accrued Expenses [Abstract]
Summary of Other payables and Accrued Expenses
	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Employees & related institutions	4,973	1,378
Vacation and convalescence	1,246	659
Accrued expenses and other	1,819	554
Government institutions	367	64

	8,405	2,655